Annual Total Returns - iShares Russell 2000 Small-Cap Index Fund (Class K) [BarChart] - Class K - iShares Russell 2000 Small-Cap Index Fund - Class K Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(4.45%)
Annual Return 2012	16.30%
Annual Return 2013	39.14%
Annual Return 2014	4.87%
Annual Return 2015	(4.35%)
Annual Return 2016	21.32%
Annual Return 2017	14.69%
Annual Return 2018	(10.93%)
Annual Return 2019	25.62%
Annual Return 2020	20.00%